Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated depreciation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated depreciation [Line Items]
Balances beginning	$ (341,002)	$ (298,472)
Depreciation charges in the period	(56,311)	(52,855)
Sales and disposals in the period	16,241	10,815
Other	(4,816)	(490)
Balances at ending	(385,888)	(341,002)
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated depreciation [Line Items]
Balances beginning	(129,344)	(114,810)
Depreciation charges in the period	(19,026)	(16,018)
Sales and disposals in the period	12,381	9,490
Other	(4,816)
Balances at ending	(140,805)	(129,344)
Equipment [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated depreciation [Line Items]
Balances beginning	(164,106)	(135,463)
Depreciation charges in the period	(28,370)	(29,968)
Sales and disposals in the period	1,840	1,325
Other
Balances at ending	(190,636)	(164,106)
Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of accumulated depreciation [Line Items]
Balances beginning	(47,552)	(40,193)
Depreciation charges in the period	(8,915)	(6,869)
Sales and disposals in the period	2,020
Other		(490)
Balances at ending	$ (54,447)	$ (47,552)